UNIT-BASED COMPENSATION - Narrative (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) shares $ / shares	Dec. 31, 2019 USD ($) shares $ / shares	Dec. 31, 2018 USD ($)	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees | $	$ 27	$ 25	$ 12
GGP Option
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period	10 years
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	136,662	237,881		136,662	237,881
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in dollars per share) | $ / shares	$ 26.05	$ 25.39
GGP AO LTIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period	10 years
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	1,079,069	1,657,948		1,079,069	1,657,948
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in dollars per share) | $ / shares	$ 22.54	$ 22.51
Employee Stock Option | BPY Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period	5 years
Expiration period	10 years
Employee Stock Option | BPY Plan | Vesting in tranche 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting rights, percentage	20.00%
Employee Stock Option | BPY Plan | Vesting tranche 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting rights, percentage	20.00%
Employee Stock Option | BPY Plan | Vesting tranche 3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting rights, percentage	20.00%
Employee Stock Option | BPY Plan | Vesting tranche 4
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting rights, percentage	20.00%
Employee Stock Option | BPY Plan | Vesting tranche 5
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting rights, percentage	20.00%
Restricted Stock Units (RSUs) | Restricted BPY LP Unit Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period	5 years
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	523,573	403,695		523,573	403,695
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in dollars per share) | $ / shares	$ 19.87	$ 20.29
Number of share options granted (in shares)	123,628	297,804
Weighted average exercise price, granted (in usd per share) | $ / shares	$ 18.56	$ 19.93
Restricted Stock Units (RSUs) | Restricted BPY LP Unit Plan (Canada)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period	5 years
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	482,464	393,980		482,464	393,980
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in dollars per share) | $ / shares				$ 25.38	$ 25.59
Restricted Stock Units (RSUs) | Restricted BPR Unit Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	1,808,765	357,313		1,808,765	357,313
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in dollars per share) | $ / shares	$ 18.82	$ 19.22
Restricted Stock Units (RSUs) | BPY Fair Value LTIP Unit Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	1,899,661	1,156,117		1,899,661	1,156,117
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in dollars per share) | $ / shares	$ 18.74	$ 18.87
Deferred Share Units | BPO | Deferred Share Unit Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	267,534	1,514,124		267,534	1,514,124